Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 217,942,061.50
Previously Paid Amount	0.00
Total Fee Amount	30,097.80
Total Offset Amount	0.00
Net Fee	$ 30,097.80